Investment Securities (Investments By Type And Length In Continuous Loss Position) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013 Securities	Mar. 31, 2012 Securities
Investment Securities [Line Items]
Securities available for sale, Fair value, Less than 12 months	¥ 7,359,205	¥ 16,526,953
Securities available for sale, Unrealized losses, Less than 12 months	10,284	14,203
Securities available for sale, Fair value, 12 months or more	776,172	927,291
Securities available for sale, Unrealized losses, 12 months or more	8,587	10,713
Securities available for sale, Fair value	8,135,377	17,454,244
Securities available for sale, Unrealized losses	18,871	24,916
Securities available for sale, Number of securities	1,911	2,432
Securities being held to maturity, Fair value, Less than 12 months	3,370	232,842
Securities being held to maturity, Unrealized losses, Less than 12 months	11	1,968
Securities being held to maturity, Fair value, 12 months or more		181,366
Securities being held to maturity, Unrealized losses, 12 months or more		427
Securities being held to maturity, Fair value	3,370	414,208
Securities being held to maturity, Unrealized losses	11	2,395
Securities being held to maturity, Number of securities	10	230
Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Fair value, Less than 12 months	6,859,342	15,976,426
Securities available for sale, Unrealized losses, Less than 12 months	672	3,035
Securities available for sale, Fair value, 12 months or more	584,048	794,870
Securities available for sale, Unrealized losses, 12 months or more	2,926	5,589
Securities available for sale, Fair value	7,443,390	16,771,296
Securities available for sale, Unrealized losses	3,598	8,624
Securities available for sale, Number of securities	33	65
Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Fair value, Less than 12 months	1,486
Securities available for sale, Unrealized losses, Less than 12 months	4
Securities available for sale, Fair value	1,486
Securities available for sale, Unrealized losses	4
Securities available for sale, Number of securities	1
Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Fair value, Less than 12 months	157,287	27,255
Securities available for sale, Unrealized losses, Less than 12 months	2,867	674
Securities available for sale, Fair value, 12 months or more	11,332	3,923
Securities available for sale, Unrealized losses, 12 months or more	155	68
Securities available for sale, Fair value	168,619	31,178
Securities available for sale, Unrealized losses	3,022	742
Securities available for sale, Number of securities	108	42
Securities being held to maturity, Fair value, Less than 12 months		8,229
Securities being held to maturity, Unrealized losses, Less than 12 months		2
Securities being held to maturity, Fair value, 12 months or more		60,813
Securities being held to maturity, Unrealized losses, 12 months or more		167
Securities being held to maturity, Fair value		69,042
Securities being held to maturity, Unrealized losses		169
Securities being held to maturity, Number of securities		5
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Fair value, Less than 12 months	76,521	273,322
Securities available for sale, Unrealized losses, Less than 12 months	306	1,709
Securities available for sale, Fair value, 12 months or more	56,953	87,770
Securities available for sale, Unrealized losses, 12 months or more	391	930
Securities available for sale, Fair value	133,474	361,092
Securities available for sale, Unrealized losses	697	2,639
Securities available for sale, Number of securities	1,360	2,077
Securities being held to maturity, Fair value, Less than 12 months		4,104
Securities being held to maturity, Unrealized losses, Less than 12 months		2
Securities being held to maturity, Fair value, 12 months or more		1,388
Securities being held to maturity, Unrealized losses, 12 months or more		12
Securities being held to maturity, Fair value		5,492
Securities being held to maturity, Unrealized losses		14
Securities being held to maturity, Number of securities		3
Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Fair value, Less than 12 months	102,511	128,824
Securities available for sale, Unrealized losses, Less than 12 months	276	2,071
Securities available for sale, Fair value, 12 months or more	25,766	27,536
Securities available for sale, Unrealized losses, 12 months or more	1,225	3,531
Securities available for sale, Fair value	128,277	156,360
Securities available for sale, Unrealized losses	1,501	5,602
Securities available for sale, Number of securities	182	162
Securities being held to maturity, Fair value, Less than 12 months	3,370
Securities being held to maturity, Unrealized losses, Less than 12 months	11
Securities being held to maturity, Fair value	3,370
Securities being held to maturity, Unrealized losses	11
Securities being held to maturity, Number of securities	10
Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Fair value, Less than 12 months	58,459	9,683
Securities available for sale, Unrealized losses, Less than 12 months	530	253
Securities available for sale, Fair value, 12 months or more	12,134	12,664
Securities available for sale, Unrealized losses, 12 months or more	40	431
Securities available for sale, Fair value	70,593	22,347
Securities available for sale, Unrealized losses	570	684
Securities available for sale, Number of securities	24	20
Debt Securities [Member] | Asset-Backed Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Fair value, Less than 12 months	17,239	9,425
Securities available for sale, Unrealized losses, Less than 12 months	37	891
Securities available for sale, Fair value, 12 months or more	85,069
Securities available for sale, Unrealized losses, 12 months or more	3,729
Securities available for sale, Fair value	102,308	9,425
Securities available for sale, Unrealized losses	3,766	891
Securities available for sale, Number of securities	131	10
Securities being held to maturity, Fair value, Less than 12 months		220,509
Securities being held to maturity, Unrealized losses, Less than 12 months		1,964
Securities being held to maturity, Fair value, 12 months or more		119,165
Securities being held to maturity, Unrealized losses, 12 months or more		248
Securities being held to maturity, Fair value		339,674
Securities being held to maturity, Unrealized losses		2,212
Securities being held to maturity, Number of securities		222
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Fair value, Less than 12 months	71,217
Securities available for sale, Unrealized losses, Less than 12 months	4,898
Securities available for sale, Fair value	71,217
Securities available for sale, Unrealized losses	4,898
Securities available for sale, Number of securities	49
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Fair value, Less than 12 months	15,143	102,018
Securities available for sale, Unrealized losses, Less than 12 months	694	5,570
Securities available for sale, Fair value, 12 months or more	870	528
Securities available for sale, Unrealized losses, 12 months or more	121	164
Securities available for sale, Fair value	16,013	102,546
Securities available for sale, Unrealized losses	¥ 815	¥ 5,734
Securities available for sale, Number of securities	23	56